LONG-TERM LOANS AND OTHER BORROWINGS - Other significant information relating to bank loans (Details) Rp in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2023 USD ($)
Borrowings and other credit facilities
Unused facility	Rp 28,995,000				$ 96
Proceeds from borrowings, classified as financing activities	38,834,000	$ 2,522	Rp 35,958,000	Rp 46,612,000
BNI 2018 | Rupiah
Borrowings and other credit facilities
Total facility	182,000
BNI 2013 - 2022 | Rupiah
Borrowings and other credit facilities
Total facility	10,175,000
Current period payment	1,281,000
Syndication of Banks - 2018 | US. Dollar
Borrowings and other credit facilities
Total facility	Rp 0
Monthly Repayment of Interest | BNI 2013 - 2022 | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.25%				2.25%
Monthly Repayment of Interest | Bank CIMB Niaga 2019 - 2022 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 1,055,000
Current period payment	509,000
Monthly Repayment of Interest | Bank of china 2019 | Rupiah
Borrowings and other credit facilities
Total facility	1,400,000
Current period payment	Rp 2,000,000
Interest rate (as a percent)	4.90%				4.90%
Monthly Repayment of Interest | BJB 2023 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 1,000,000
Current period payment	Rp 2,000,000
Interest rate (as a percent)	5.85%				5.85%
Monthly Repayment of Interest | BSI 2018-2021 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	5.50%				5.50%
Monthly Repayment of Interest | BSI 2018-2021 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	7.50%				7.50%
Quarterly repayment of interest | BNI 2018 | Rupiah
Borrowings and other credit facilities
Current period payment	Rp 10,000
Interest rate (as a percent)	8.50%				8.50%
Quarterly repayment of interest | BNI 2013 - 2022 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.50%				0.50%
Quarterly repayment of interest | BNI 2013 - 2022 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.85%				1.85%
Quarterly repayment of interest | Bank Mandiri 2017 - 2023 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 6,893,000
Current period payment	Rp 1,128,000
Quarterly repayment of interest | Bank Mandiri 2017 - 2023 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.00%				1.00%
Quarterly repayment of interest | Bank Mandiri 2017 - 2023 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.85%				1.85%
Quarterly repayment of interest | BRI 2017 - 2019 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 2,500,000
Current period payment	Rp 455,000
Quarterly repayment of interest | BRI 2017 - 2019 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.75%				0.75%
Quarterly repayment of interest | BRI 2017 - 2019 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.35%				1.35%
Quarterly repayment of interest | BCA 2020 - 2023 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 4,500,000
Quarterly repayment of interest | BCA 2020 - 2023 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	6.75%				6.75%
Quarterly repayment of interest | BCA 2020 - 2023 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	6.80%				6.80%
Quarterly repayment of interest | BCA one 2020 - 2023 | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.00%				1.00%
Quarterly repayment of interest | BCA one 2020 - 2023 | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%				1.50%
Quarterly repayment of interest | BCA one 2020 - 2023 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 9,186,000
Current period payment	1,359,000
Quarterly repayment of interest | Syndication of Banks - 2022 | Rupiah
Borrowings and other credit facilities
Total facility	2,500,000
Current period payment	Rp 0
Interest rate (as a percent)	7.68%				7.68%
Quarterly repayment of interest | Bank CIMB Niaga 2019 - 2022 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 2,300,000
Current period payment	Rp 70,000
Quarterly repayment of interest | Bank CIMB Niaga 2019 - 2022 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.30%				1.30%
Quarterly repayment of interest | Bank CIMB Niaga 2019 - 2022 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.95%				1.95%
Quarterly repayment of interest | DBS 2021 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 3,500,000
Quarterly repayment of interest | Bank Permata 2020 - 2022 | Rupiah
Borrowings and other credit facilities
Total facility	2,000,000
Current period payment	Rp 208,000
Interest rate adjustment (as a percent)	1.30%				1.30%
Quarterly repayment of interest | HSBC 2021 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 750,000
Current period payment	125,000
Quarterly repayment of interest | MUFG Bank 2021 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 500,000
Interest rate adjustment (as a percent)	1.15%				1.15%
Quarterly repayment of interest | Bank Danamon 2022 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 636,000
Current period payment	Rp 181,000
Interest rate adjustment (as a percent)	1.50%				1.50%
Quarterly repayment of interest | ANZ 2015 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 440,000
Current period payment	Rp 88,000
Quarterly repayment of interest | ANZ 2015 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.40%				1.40%
Quarterly repayment of interest | ANZ 2015 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.00%				2.00%
Repayment of Interest, Semi Annually | Syndication of Banks - 2018 | US. Dollar
Borrowings and other credit facilities
Current period payment	Rp 0
Interest rate (as a percent)	1.55%				1.55%
Repayment of Interest, Semi Annually | Bank CIMB Niaga 2021 - 2022 (Telin) | US. Dollar
Borrowings and other credit facilities
Total facility	Rp 0
Interest rate adjustment (as a percent)	1.82%				1.82%
Repayment of Interest, Semi Annually | DBS 2021 | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.20%				1.20%
Repayment of Interest, Semi Annually | HSBC 2021 | US. Dollar
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.85%				1.85%